INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2025
Classes of current inventories [abstract]
Schedule of inventories
	June 30, 2025 US$‘000	December 31, 2024 US$‘000
Raw materials and consumables	11,295	10,032
Work-in-progress	5,980	4,989
Finished goods	2,854	4,353

	20,129	19,374